Loans and Related Allowance for Credit Losses, Loan Purchases, Sales, and Transfers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	$ 1,646	$ 745
Sales and net transfers (to)/from LHFS	(4,230)	(4,317)
Total Commercial [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	1,340	740
Sales and net transfers (to)/from LHFS	(3,313)	(3,182)
Total Consumer [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	306	5
Sales and net transfers (to)/from LHFS	$ (917)	$ (1,135)